SCHEDULE OF INVESTMENTS
Delaware Ivy PineBridge High Yield Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy
Oil & Gas Equipment & Services – 0.0%
Hi-Crush, Inc.(A)(B)(C)	20	$10

Total Energy - 0.0%		10

TOTAL COMMON STOCKS – 0.0%		$10
(Cost: $801)

ASSET-BACKED SECURITIES	Principal
United Airlines Pass-Through Certificates, Series 2014-2B, 4.625%, 9-3-22	$138	141

TOTAL ASSET-BACKED SECURITIES – 0.1%		$141
(Cost: $139)

CORPORATE DEBT SECURITIES
Communication Services
Alternative Carriers – 1.1%
Lumen Technologies, Inc., 5.375%, 6-15-29(D)	755	767
Zayo Group Holdings, Inc., 6.125%, 3-1-28(D)	653	668
		1,435
Broadcasting – 2.3%
Banijay Entertainment S.A.S., 5.375%, 3-1-25(D)	800	828
Gray Television, Inc., 4.750%, 10-15-30(D)	455	454
Terrier Media Buyer, Inc., 8.875%, 12-15-27(D)	803	870
Univision Communications, Inc., 6.625%, 6-1-27(D)	929	1,008
		3,160
Cable & Satellite – 6.2%
Altice Financing S.A., 5.000%, 1-15-28(D)	1,210	1,189
Altice France Holding S.A., 6.000%, 2-15-28(D)	630	628
Altice France S.A.:
7.375%, 5-1-26(D)	246	256
5.125%, 7-15-29(D)	540	544
Block Communications, Inc., 4.875%, 3-1-28(D)	645	660
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.000%, 2-1-28(D)	340	357
5.375%, 6-1-29(D)	335	366
4.500%, 8-15-30(D)	580	605
CSC Holdings LLC:
5.500%, 4-15-27(D)	860	906
5.375%, 2-1-28(D)	375	397
Hughes Satellite Systems Corp., 6.625%, 8-1-26	770	866
Telesat Canada and Telesat LLC:
4.875%, 6-1-27(D)	291	281
6.500%, 10-15-27(D)	721	688

UPC Broadband Finco B.V., 4.875%, 7-15-31(D)	648	650
		8,393
Integrated Telecommunication Services – 1.2%
Cablevision Lightpath LLC, 3.875%, 9-15-27(D)	450	446
CenturyLink, Inc., 5.125%, 12-15-26(D)	534	556
Frontier Communications Corp., 5.000%, 5-1-28(D)	666	690
		1,692
Publishing – 0.8%
A. H. Belo Corp.:
7.750%, 6-1-27	502	589
7.250%, 9-15-27	430	501
		1,090
Total Communication Services - 11.6%		15,770
Consumer Discretionary
Automobile Manufacturers – 2.0%
Ford Motor Co.:
6.625%, 10-1-28	327	391
7.450%, 7-16-31	907	1,194
4.750%, 1-15-43	1,076	1,144
		2,729
Automotive Retail – 1.0%
Allison Transmission, Inc., 3.750%, 1-30-31(D)	735	724
Carvana Co., 5.500%, 4-15-27(D)	508	526
Ken Garff Automotive LLC, 4.875%, 9-15-28(D)	52	53
		1,303
Casinos & Gaming – 1.5%
Colt Merger Sub, Inc., 6.250%, 7-1-25(D)	615	653
Melco Resorts Finance Ltd., 5.375%, 12-4-29(D)	642	679
Wynn Macau Ltd., 5.125%, 12-15-29(D)	685	707
		2,039
Homebuilding – 0.5%
Mattamy Group Corp.:
5.250%, 12-15-27(D)	571	598
4.625%, 3-1-30(D)	56	57
		655
Hotels, Resorts & Cruise Lines – 4.8%
Carnival Corp.:
7.625%, 3-1-26(D)	138	150
5.750%, 3-1-27(D)	850	892
Hilton Grand Vacations Borrower Escrow LLC and Hilton Grand Vacations Borrower Escrow, Inc., 5.000%, 6-1-29(D)	855	875
Hilton Grand Vacations Borrower LLC and Hilton Grand Vacations Borrower, Inc., 6.125%, 12-1-24	343	361
NCL Corp. Ltd.:
3.625%, 12-15-24(D)	1,010	976
5.875%, 3-15-26(D)	216	227
Park Intermediate Holdings LLC:
5.875%, 10-1-28(D)	335	358
4.875%, 5-15-29(D)	93	96

Royal Caribbean Cruises Ltd.:
4.250%, 7-1-26(D)	707	707
5.500%, 4-1-28(D)	144	151
VOC Escrow Ltd., 5.000%, 2-15-28(D)	947	959
Wyndham Worldwide Corp., 4.500%, 4-1-27(E)	608	670
		6,422
Internet & Direct Marketing Retail – 0.4%
Grubhub Holdings, Inc., 5.500%, 7-1-27(D)	549	578

Leisure Facilities – 0.9%
Live Nation Entertainment, Inc., 4.750%, 10-15-27(D)	545	565
SeaWorld Parks & Entertainment, Inc. (GTD by SeaWorld Entertainment, Inc.), 8.750%, 5-1-25(D)	525	571
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2-15-29(D)	132	134
		1,270
Restaurants – 2.0%
Brinker International, Inc. (GTD by Brinker Restaurant Corp., Brinker Texas, Inc. and Brinker Florida, Inc.), 5.000%, 10-1-24(D)	367	387
Carrols Restaurant Group, Inc., 5.875%, 7-1-29(D)	885	875
CEC Entertainment LLC, 6.750%, 5-1-26(D)	675	694
Dave & Buster’s, Inc., 7.625%, 11-1-25(D)	725	781
		2,737
Specialized Consumer Services – 0.5%
Nielsen Finance LLC and Nielsen Finance Co.:
5.625%, 10-1-28(D)	145	153
5.875%, 10-1-30(D)	503	549
		702
Total Consumer Discretionary - 13.6%		18,435
Consumer Staples
Agricultural Products – 0.4%
Dole Food Co., Inc., 7.250%, 6-15-25(D)	515	527

Food Distributors – 0.4%
Performance Food Group, Inc., 5.500%, 10-15-27(D)	585	616

Food Retail – 0.9%
Albertsons Cos. LLC, Safeway, Inc., New Albertson’s, Inc. and Albertson’s LLC:
4.625%, 1-15-27(D)	695	728
5.875%, 2-15-28(D)	451	486
		1,214

Household Products – 0.6%
Clearwater Paper Corp., 4.750%, 8-15-28(D)	815	813

Hypermarkets & Super Centers – 0.5%
C&S Group Enterprises LLC, 5.000%, 12-15-28(D)	690	687

Packaged Foods & Meats – 1.5%
Kraft Heinz Foods Co., 4.875%, 10-1-49	266	324
Land O’Lakes Capital Trust I, 7.450%, 3-15-28(D)	383	442
Land O’Lakes, Inc., 7.000%, 12-15-68(D)	140	145
Post Holdings, Inc., 4.500%, 9-15-31(D)	665	665
Simmons Foods, Inc., 4.625%, 3-1-29(D)	471	476
		2,052
Personal Products – 1.2%
Coty, Inc., 6.500%, 4-15-26(D)	985	1,000
Edgewell Personal Care Co., 4.125%, 4-1-29(D)	575	581
		1,581
Total Consumer Staples - 5.5%		7,490
Energy
Coal & Consumable Fuels – 0.4%
CONSOL Energy, Inc., 6.875%, 6-15-25(D)	586	598

Integrated Oil & Gas – 1.5%
Apergy Corp., 6.375%, 5-1-26	414	435
Occidental Petroleum Corp.:
5.875%, 9-1-25	416	463
6.125%, 1-1-31	336	396
Occidental Petroleum Corp. (3-Month U.S. LIBOR plus 125 bps), 6.375%, 9-1-28	642	751
		2,045
Oil & Gas Equipment & Services – 0.5%
Archrock Partners L.P. and Archrock Partners Finance Corp. (GTD by Archrock, Inc.), 6.875%, 4-1-27(D)	594	633

Oil & Gas Exploration & Production – 5.9%
Antero Resources Corp., 5.375%, 3-1-30(D)	225	230
Apache Corp.:
4.375%, 10-15-28	509	543
4.750%, 4-15-43	411	428
California Resources Corp., 7.125%, 2-1-26(D)	825	869
Continental Resources, Inc., 5.750%, 1-15-31(D)	387	464
Endeavor Energy Resources L.P., 5.750%, 1-30-28(D)	337	360
Hilcorp Energy I L.P. and Hilcorp Finance Co.:
5.750%, 2-1-29(D)	310	324
6.000%, 2-1-31(D)	634	673
Independence Energy Finance LLC, 7.250%, 5-1-26(D)	525	553
Indigo Natural Resources LLC, 5.375%, 2-1-29(D)	653	683

Murphy Oil Corp., 6.375%, 7-15-28	565	597
Murphy Oil USA, Inc. (GTD by Murphy USA, Inc.):
4.750%, 9-15-29	570	600
3.750%, 2-15-31(D)	105	104
Oasis Petroleum, Inc., 6.375%, 6-1-26(D)	528	551
Range Resources Corp., 8.250%, 1-15-29(D)	397	448
Targa Resources Partners L.P., 4.875%, 2-1-31(D)	540	585
		8,012
Oil & Gas Refining & Marketing – 1.0%
EG Global Finance plc, 6.750%, 2-7-25(D)	708	733
PBF Holding Co. LLC, 6.000%, 2-15-28	909	624
		1,357
Oil & Gas Storage & Transportation – 7.2%
Antero Midstream Partners L.P. and Antero Midstream Finance Corp., 5.750%, 1-15-28(D)	925	975
Buckeye Partners L.P.:
4.125%, 3-1-25(D)	443	460
4.500%, 3-1-28(D)	433	445
Cheniere Energy Partners L.P., 4.500%, 10-1-29	204	219
Cheniere Energy, Inc., 4.625%, 10-15-28(D)	464	490
DCP Midstream Operating L.P. (GTD by DCP Midstream L.P.):
5.625%, 7-15-27	376	429
6.750%, 9-15-37(D)	163	197
Genesis Energy L.P. and Genesis Energy Finance Corp.:
5.625%, 6-15-24	703	707
6.500%, 10-1-25	325	329
8.000%, 1-15-27	614	646
Harvest Midstream I L.P., 7.500%, 9-1-28(D)	874	951
Holly Energy Partners L.P. and Holly Energy Finance Corp., 5.000%, 2-1-28(D)	940	963
ITT Holdings LLC, 6.500%, 8-1-29(D)	805	821
NGL Energy Partners L.P. and NGL Energy Finance Corp., 7.500%, 2-1-26(D)	850	894
NuStar Logistics L.P. (GTD by NuStar Energy L.P. and NuStar Pipeline Operating Partnership L.P.):
5.750%, 10-1-25	265	289
6.375%, 10-1-30	399	442
USA Compression Partners L.P. and USA Compression Finance Corp., 6.875%, 4-1-26	491	515
		9,772
Total Energy - 16.5%		22,417
Financials
Asset Management & Custody Banks – 0.8%
Aretec Escrow Issuer, Inc., 7.500%, 4-1-29(D)	675	696
Bidfair Holdings, Inc., 5.875%, 6-1-29(D)	395	402
		1,098

Consumer Finance – 4.5%
Alliance Data Systems Corp., 4.750%, 12-15-24(D)	635	654
Credit Acceptance Corp., 6.625%, 3-15-26	898	946
Enova International, Inc.:
8.500%, 9-1-24(D)	976	1,004
8.500%, 9-15-25(D)	202	209
Fairstone Financial, Inc., 7.875%, 7-15-24(D)	631	660
FirstCash, Inc., 4.625%, 9-1-28(D)	665	696
OneMain Finance Corp., 3.500%, 1-15-27	28	28
Paysafe Finance plc, 4.000%, 6-15-29(D)	670	661
Quicken Loans LLC, 3.625%, 3-1-29(D)	542	536
Springleaf Finance Corp., 6.875%, 3-15-25	595	672
		6,066
Financial Exchanges & Data – 0.5%
Donnelley Financial Solutions, Inc., 8.250%, 10-15-24	599	622

Insurance Brokers – 0.4%
NFP Corp., 4.875%, 8-15-28	544	550

Investment Banking & Brokerage – 0.4%
LPL Holdings, Inc., 4.000%, 3-15-29(D)	492	496

Life & Health Insurance – 0.7%
Genworth Mortgage Holdings, Inc., 6.500%, 8-15-25(D)	899	993

Mortgage REITs – 0.7%
Starwood Property Trust, Inc.:
5.500%, 11-1-23(D)	142	149
4.750%, 3-15-25	612	637
3.625%, 7-15-26(D)	220	222
		1,008
Property & Casualty Insurance – 0.3%
NMI Holdings, Inc., 7.375%, 6-1-25(D)	389	447

Specialized Finance – 3.0%
AG Issuer LLC, 6.250%, 3-1-28(D)	670	708
Banff Merger Sub, Inc., 9.750%, 9-1-26(D)	515	543
Burford Capital Global Finance LLC, 6.250%, 4-15-28(D)	447	470
Connect Finco S.a.r.l. and Connect U.S. Finco LLC, 6.750%, 10-1-26(D)	1,000	1,059
CTR Partnership L.P. and CareTrust Capital Corp. (GTD by CareTrust REIT, Inc.), 3.875%, 6-30-28(D)	318	325
Endo Luxembourg Finance Co. I S.a.r.l., 6.125%, 4-1-29(D)	105	103
Goeasy Ltd.:
5.375%, 12-1-24(D)	393	407
4.375%, 5-1-26(D)	377	387
		4,002
Total Financials - 11.3%		15,282

Health Care
Health Care Facilities – 4.0%
Acadia Healthcare Co., Inc.:
5.500%, 7-1-28(D)	450	481
5.000%, 4-15-29(D)	203	212
Community Health Systems, Inc., 5.625%, 3-15-27(D)	461	493
DaVita, Inc., 4.625%, 6-1-30(D)	1,000	1,029
HCA, Inc. (GTD by HCA Holdings, Inc.), 3.500%, 9-1-30	1,360	1,450
Tenet Healthcare Corp.:
4.625%, 7-15-24	775	788
6.125%, 10-1-28(D)	868	928
		5,381
Health Care Services – 0.6%
LifePoint Health, Inc., 4.375%, 2-15-27(D)	192	194
Team Health Holdings, Inc., 6.375%, 2-1-25(D)	620	591
		785
Health Care Supplies – 0.4%
Catalent Pharma Solutions, Inc.:
5.000%, 7-15-27(D)	380	398
3.125%, 2-15-29(D)	96	93
		491
Health Care Technology – 0.7%
MPH Acquisition Holdings LLC, 5.750%, 11-1-28(D)(F)	998	1,004

Pharmaceuticals – 2.2%
Herbalife Nutrition Ltd. and HLF Financing, Inc., 7.875%, 9-1-25(D)	271	295
HLF Financing S.a.r.l. LLC and Herbalife International, Inc., 4.875%, 6-1-29(D)	800	807
Jaguar Holding Co. II and PPD Development L.P. (GTD by PPD, Inc.), 5.000%, 6-15-28(D)	467	507
Organon Finance 1 LLC:
4.125%, 4-30-28(D)	402	410
5.125%, 4-30-31(D)	210	217
Par Pharmaceutical, Inc., 7.500%, 4-1-27(D)	735	753
		2,989
Total Health Care - 7.9%		10,650
Industrials
Aerospace & Defense – 1.0%
Moog, Inc., 4.250%, 12-15-27(D)	641	664
Spirit AeroSystems, Inc. (GTD by Spirit AeroSystems Holdings, Inc.), 7.500%, 4-15-25(D)	633	678
		1,342
Air Freight & Logistics – 0.5%
Cargo Aircraft Management, Inc., 4.750%, 2-1-28(D)	660	675

Airlines – 2.9%
AerCap Global Aviation Trust, 6.500%, 6-15-45(D)	815	872
American Airlines, Inc. (GTD by American Airlines Group, Inc.), 11.750%, 7-15-25(D)	1,210	1,520

American Airlines, Inc. and AAdvantage Loyalty IPLtd. (GTD by American Airlines Group, Inc.):
5.500%, 4-20-26(D)	185	196
5.750%, 4-20-29(D)	148	160
Hawaiian Brand Intellectual Property Ltd. and HawaiianMiles Loyalty Ltd., 5.750%, 1-20-26(D)	482	518
United Airlines, Inc.:
4.375%, 4-15-26(D)	322	334
4.625%, 4-15-29(D)	109	113
United Continental Holdings, Inc. (GTD by United Airlines, Inc.), 4.875%, 1-15-25(F)	145	151
		3,864
Building Products – 1.4%
Griffon Corp., 5.750%, 3-1-28	613	653
Park River Holdings, Inc., 6.750%, 8-1-29(D)	662	672
Standard Industries, Inc., 5.000%, 2-15-27(D)	600	622
		1,947
Construction Machinery & Heavy Trucks – 0.4%
J.B. Poindexter & Co., Inc., 7.125%, 4-15-26(D)	550	582

Diversified Support Services – 1.5%
Ahern Rentals, Inc., 7.375%, 5-15-23(D)(F)	720	652
Deluxe Corp., 8.000%, 6-1-29(D)	660	718
Sotheby’s Holdings, Inc., 7.375%, 10-15-27(D)	665	719
		2,089
Electrical Components & Equipment – 0.3%
EnerSys, 4.375%, 12-15-27(D)	366	382

Environmental & Facilities Services – 0.5%
Covanta Holding Corp., 5.000%, 9-1-30	640	674

Human Resource & Employment Services – 0.5%
TriNet Group, Inc., 3.500%, 3-1-29(D)	665	657

Industrial Machinery – 0.5%
Energizer Holdings, Inc., 4.375%, 3-31-29(D)	632	634

Research & Consulting Services – 0.4%
Korn Ferry, 4.625%, 12-15-27(D)	450	468

Security & Alarm Services – 1.8%
Allied Universal Holdco LLC:
4.625%, 6-1-28(D)	480	482
6.000%, 6-1-29(D)	200	203
Brink’s Co. (The), 4.625%, 10-15-27(D)	440	459
Garda World Security Corp. (GTD by GW Intermediate Corp.), 4.625%, 2-15-27(D)	655	660
Prime Security Services Borrower LLC and Prime Finance, Inc.:
5.750%, 4-15-26(D)	265	293
3.375%, 8-31-27(D)	390	379
		2,476

Trading Companies & Distributors – 0.5%
H&E Equipment Services, Inc., 3.875%, 12-15-28(D)	690	680

Total Industrials - 12.2%		16,470
Information Technology
Application Software – 1.9%
Clarivate Science Holdings Corp.:
3.875%, 6-30-28(D)	135	136
4.875%, 6-30-29(D)	399	410
Elastic N.V., 4.125%, 7-15-29(D)	181	181
ION Trading Technologies S.a.r.l., 5.750%, 5-15-28(D)	820	854
SS&C Technologies Holdings, Inc., 5.500%, 9-30-27(D)	435	462
VM Consolidated, Inc., 5.500%, 4-15-29(D)	500	511
		2,554
Electronic Components – 0.3%
TTM Technologies, Inc., 4.000%, 3-1-29(D)	433	436

Internet Services & Infrastructure – 0.8%
Ahead DB Holdings LLC, 6.625%, 5-1-28(D)	578	600
Rackspace Technology Global, Inc., 3.500%, 2-15-28(D)	505	489
		1,089
Technology Hardware, Storage & Peripherals – 1.0%
Imola Merger Corp., 4.750%, 5-15-29(D)	596	614
NCR Corp., 5.125%, 4-15-29(D)	649	670
		1,284
Total Information Technology - 4.0%		5,363
Materials
Commodity Chemicals – 0.7%
Methanex Corp., 5.125%, 10-15-27	580	627
Trinseo Materials Operating S.C.A., 5.125%, 4-1-29(D)	404	414
		1,041
Diversified Metals & Mining – 2.1%
First Quantum Minerals Ltd., 6.875%, 3-1-26(D)	401	420
FMG Resources August 2006 Partners Ltd., 4.500%, 9-15-27(D)	580	633
Freeport-McMoRan, Inc., 5.250%, 9-1-29	380	421
Harsco Corp., 5.750%, 7-31-27(D)	624	655
Mineral Resources Ltd., 8.125%, 5-1-27(D)	700	771
		2,900
Fertilizers & Agricultural Chemicals – 0.4%
OCI N.V., 5.250%, 11-1-24(D)	492	508

Metal & Glass Containers – 0.5%
Trivium Packaging Finance B.V., 8.500%, 8-15-27(D)	595	648

Paper Packaging – 0.5%
Cascades, Inc., 5.375%, 1-15-28(D)	607	639

Specialty Chemicals – 0.4%
Minerals Technologies, Inc., 5.000%, 7-1-28(D)	488	509

Steel – 2.0%
Cleveland-Cliffs, Inc.:
6.750%, 3-15-26(D)	366	395
6.250%, 10-1-40	127	135
Commercial Metals Co., 3.875%, 2-15-31	709	715
SunCoke Energy Partners L.P. and SunCoke Energy Partners Finance Corp., 7.500%, 6-15-25(D)	750	779
SunCoke Energy, Inc., 4.875%, 6-30-29(D)	665	665
		2,689
Total Materials - 6.6%		8,934
Real Estate
Real Estate Operating Companies – 0.6%
Service Properties Trust:
5.250%, 2-15-26	150	152
4.750%, 10-1-26	126	125
5.500%, 12-15-27	61	65
4.950%, 10-1-29	80	79
4.375%, 2-15-30	496	473
		894
Real Estate Services – 1.5%
Cushman & Wakefield U.S. Borrower LLC (GTD by DTZUK Guarantor Ltd.), 6.750%, 5-15-28(D)	525	567
Kennedy-Wilson, Inc. (GTD by Kennedy-Wilson Holdings, Inc.), 4.750%, 3-1-29	513	529
Ladder Capital Finance Holdings LLP and Ladder Capital Finance Corp., 4.250%, 2-1-27(D)	903	905
		2,001
Total Real Estate - 2.1%		2,895
Utilities
Electric Utilities – 2.5%
Calpine Corp.:
5.000%, 2-1-31(D)	256	255
3.750%, 3-1-31(D)	442	422
NextEra Energy Operating Partners L.P. (GTD by NextEra Energy Partners L.P. and NextEra Energy U.S. Partners Holdings LLC), 4.250%, 7-15-24(D)	560	592
NRG Energy, Inc.:
3.375%, 2-15-29(D)	236	232
3.625%, 2-15-31(D)	680	669
Talen Energy Supply LLC, 6.625%, 1-15-28(D)	515	472
Vistra Operations Co. LLC, 5.000%, 7-31-27(D)	725	745
		3,387
Independent Power Producers & Energy Traders – 0.5%
Pattern Energy Operations L.P. and Pattern Energy Operations, Inc. (GTD by Pattern U.S. Finance Co. LLC), 4.500%, 8-15-28(D)	600	623

Multi-Utilities – 1.4%
DT Midstream, Inc.:
4.125%, 6-15-29(D)	181	184
4.375%, 6-15-31(D)	386	395
MEG Energy Corp.:
6.500%, 1-15-25(D)	844	874

7.125%, 2-1-27(D)	374	399
		1,852
Renewable Electricity – 1.5%
HAT Holdings I LLC and HAT Holdings II LLC (GTD by Hannon Armstrong Sustainable Infrastructure Capital, Inc.):
6.000%, 4-15-25(D)	498	527
3.375%, 6-15-26(D)	265	267
Leeward Renewable Energy Operations LLC, 4.250%, 7-1-29(D)	87	88
NRG Yield Operating LLC, 5.000%, 9-15-26	1,183	1,219
		2,101
Total Utilities - 5.9%		7,963

TOTAL CORPORATE DEBT SECURITIES – 97.2%		$131,669
(Cost: $125,330)

SHORT-TERM SECURITIES	Shares
Money Market Funds(H) - 3.0%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(G)	1,103	1,103
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	2,962	2,963
		4,066

TOTAL SHORT-TERM SECURITIES – 3.0%		$4,066
(Cost: $4,066)

TOTAL INVESTMENT SECURITIES – 100.3%		$135,886
(Cost: $130,336)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(444)

NET ASSETS – 100.0%		$135,442

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities whose value was determined using significant unobservable inputs.

(D)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the total value of these securities amounted to $105,505 or 77.9% of net assets.

(E)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2021.

(F)	All or a portion of securities with an aggregate value of $1,109 are on loan.

(G)	Investment made with cash collateral received from securities on loan.

(H)	Rate shown is the annualized 7-day yield at June 30, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$—	$—	$10
Asset-Backed Securities	—	141	—
Corporate Debt Securities	—	131,669	—
Short-Term Securities	4,066	—	—

Total	$4,066	$131,810	$10

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$130,336

Gross unrealized appreciation	6,749

Gross unrealized depreciation	(1,199)

Net unrealized appreciation	$5,550